UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:             (212) 632-6000

Date of fiscal year end:         12/31

Date of reporting period:       9/30/2009

Item 1. Schedule of Investments.

Lazard Retirement Series, Inc.
Portfolios of Investments
 September 30, 2009 (unaudited)

Description	Shares	Value
Lazard Retirement U.S. Strategic Equity Portfolio

Common Stocks — 95.2%

Aerospace & Defense — 2.2%
Raytheon Co.	2,270	$108,892

Agriculture — 0.9%
The Mosaic Co.	900	43,263

Alcohol & Tobacco — 2.4%
Molson Coors Brewing Co., Class B	2,440	118,779

Banking — 6.5%
Bank of America Corp.	2,750	46,530
Bank of New York Mellon Corp.	1,650	47,833
JPMorgan Chase & Co.	3,600	157,752
Wells Fargo & Co.	2,500	70,450
		322,565

Cable Television — 3.8%
Comcast Corp., Class A	11,710	188,297

Chemicals — 1.5%
Air Products & Chemicals, Inc.	955	74,089

Coal — 0.9%
Massey Energy Co.	1,570	43,787

Commercial Services — 2.1%
Corrections Corp. of America (a)	2,250	50,962
Republic Services, Inc.	2,080	55,266
		106,228

Computer Software — 5.5%
Microsoft Corp.	5,720	148,091
Oracle Corp.	3,140	65,437
Symantec Corp. (a)	3,800	62,586
		276,114

Consumer Products — 3.5%
Kimberly-Clark Corp.	1,380	81,392
Mattel, Inc.	5,140	94,885
		176,277

Electric — 1.0%
American Electric Power Co., Inc.	1,560	48,344

Energy Exploration & Production — 3.6%
Apache Corp.	655	60,149
EOG Resources, Inc.	592	49,438
Occidental Petroleum Corp.	920	72,128
		181,715

Energy Integrated — 4.6%
Chevron Corp.	850	59,865
Exxon Mobil Corp.	1,855	127,272
Marathon Oil Corp.	1,390	44,341
		231,478

Energy Services — 1.1%
Halliburton Co.	2,000	54,240

Financial Services — 3.4%
Ameriprise Financial, Inc.	2,650	96,274
Morgan Stanley	1,550	47,864
The Charles Schwab Corp.	1,200	22,980
		167,118

Food & Beverages — 2.0%
Campbell Soup Co.	1,500	48,930
The Coca-Cola Co.	950	51,015
		99,945

Health Services — 2.0%
CareFusion Corp. (a)	1,200	26,160
UnitedHealth Group, Inc.	3,000	75,120
		101,280

Insurance — 2.1%
PartnerRe, Ltd.	625	48,088
The Travelers Cos., Inc.	1,200	59,076
		107,164

Leisure & Entertainment — 2.2%
McDonald’s Corp.	1,050	59,923
Starbucks Corp. (a)	2,530	52,245
		112,168

Manufacturing — 5.9%
Deere & Co.	880	37,770
Dover Corp.	1,870	72,481
Emerson Electric Co.	2,100	84,168
Honeywell International, Inc.	1,400	52,010
Parker Hannifin Corp.	910	47,174
		293,603

Medical Products — 6.3%
Becton, Dickinson & Co.	650	45,338
Johnson & Johnson	3,480	211,897
Medtronic, Inc.	1,480	54,464
		311,699

Metal & Glass Containers — 1.8%
Ball Corp.	1,800	88,560

Metals & Mining — 0.9%
Newmont Mining Corp.	1,000	44,020

Pharmaceutical & Biotechnology — 7.3%
Amgen, Inc. (a)	950	57,219
Gilead Sciences, Inc. (a)	1,190	55,430
Merck & Co., Inc.	1,650	52,190
Pfizer, Inc.	11,970	198,103
		362,942

Real Estate — 1.0%
Public Storage REIT	650	48,906

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
 September 30, 2009 (unaudited)

Description	Shares	Value
Lazard Retirement U.S. Strategic Equity Portfolio (concluded)

Refining — 0.8%
Valero Energy Corp.	1,950	$37,811

Retail — 6.8%
J.C. Penney Co., Inc.	700	23,625
The Gap, Inc.	2,360	50,504
Wal-Mart Stores, Inc.	2,000	98,180
Walgreen Co.	4,385	164,306
		336,615

Semiconductors & Components — 2.9%
Analog Devices, Inc.	1,020	28,132
Applied Materials, Inc.	3,610	48,374
Intel Corp.	3,350	65,559
		142,065

Technology — 2.3%
eBay, Inc. (a)	2,930	69,177
Google, Inc., Class A (a)	90	44,627
		113,804

Technology Hardware — 6.5%
Cisco Systems, Inc. (a)	4,550	107,107
Hewlett-Packard Co.	2,050	96,780
International Business Machines Corp.	990	118,414
		322,301

Telecommunications — 1.4%
Verizon Communications, Inc.	2,295	69,470

Total Common Stocks
(Identified cost $4,166,792)		4,733,539

Short-Term Investment — 3.9%
State Street Institutional Treasury
Money Market Fund
(Identified cost $190,957)	190,957	190,957

Total Investments — 99.1%
(Identified cost $4,357,749) (b)		$4,924,496

Cash and Other Assets in Excess of Liabilities — 0.9%		45,643
Net Assets — 100.0%		$4,970,139

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Common Stocks — 97.4%

Automotive — 1.8%
Copart, Inc. (a)	27,700	$919,917
Modine Manufacturing Co.	149,600	1,386,792

		2,306,709

Banking — 5.8%
East West Bancorp, Inc.	166,200	1,379,460
Home Bancshares, Inc.	30,758	674,215
PacWest Bancorp	98,500	1,876,425
Prosperity Bancshares, Inc.	51,200	1,781,248
Wintrust Financial Corp.	60,800	1,699,968

		7,411,316

Chemicals — 2.2%
Innospec, Inc.	95,700	1,411,575
Rockwood Holdings, Inc. (a)	68,200	1,402,874

		2,814,449

Commercial Services — 5.5%
Cornell Cos., Inc. (a)	40,600	911,064
Corrections Corp. of America (a)	115,100	2,607,015
DST Systems, Inc. (a)	23,400	1,048,320
Team, Inc. (a)	70,200	1,189,890
Waste Connections, Inc. (a)	43,300	1,249,638

		7,005,927

Computer Software — 3.5%
Ariba, Inc. (a)	141,600	1,642,560
Informatica Corp. (a)	79,400	1,792,852
Phoenix Technologies, Ltd. (a)	275,839	1,006,812

		4,442,224

Construction & Engineering — 3.5%
Great Lakes Dredge & Dock Co.	249,300	1,740,114
Hill International, Inc. (a)	128,031	909,020
MasTec, Inc. (a)	147,900	1,796,985

		4,446,119

Consumer Products — 10.0%
Bare Escentuals, Inc. (a)	183,100	2,177,059
Central Garden & Pet Co., Class A (a)	170,492	1,863,478
Chattem, Inc. (a)	17,800	1,182,098
Mattel, Inc.	96,900	1,788,774
Matthews International Corp., Class A	48,100	1,701,778
Polaris Industries, Inc.	29,500	1,203,010
Tempur-Pedic International, Inc. (a)	63,600	1,204,584
The Middleby Corp. (a)	29,300	1,611,793

		12,732,574

Electric — 1.4%
MGE Energy, Inc.	48,900	1,783,872

Energy Exploration & Production — 1.2%
Cabot Oil & Gas Corp.	41,000	1,465,750

Energy Integrated — 2.2%
Cimarex Energy Co.	37,600	1,628,832
Sunoco, Inc.	42,600	1,211,970

		2,840,802

Energy Services — 2.4%
Helmerich & Payne, Inc.	40,200	1,589,106
Oceaneering International, Inc. (a)	26,000	1,475,500

		3,064,606

Financial Services — 4.9%
FTI Consulting, Inc. (a)	30,700	1,308,127
Jefferies Group, Inc. (a)	76,200	2,074,926
Piper Jaffray Cos., Inc. (a)	35,400	1,689,288
Waddell & Reed Financial, Inc., Class A	40,200	1,143,690

		6,216,031

Food & Beverages — 1.2%
American Italian Pasta Co., Class A (a)	57,000	1,549,260

Forest & Paper Products — 1.6%
Bemis Co., Inc.	23,700	614,067
Owens-Illinois, Inc. (a)	37,300	1,376,370

		1,990,437

Gas Utilities — 1.9%
AGL Resources, Inc.	69,300	2,444,211

Health Services — 0.5%
CareFusion Corp. (a)	32,000	697,600

Housing — 0.7%
Trex Co., Inc. (a)	52,245	950,859

Insurance — 1.2%
RenaissanceRe Holdings, Ltd.	27,600	1,511,376

Leisure & Entertainment — 2.8%
Burger King Holdings, Inc.	95,300	1,676,327
Lions Gate Entertainment Corp. (a)	182,400	1,123,584
Texas Roadhouse, Inc. (a)	69,600	739,152

		3,539,063

Manufacturing — 7.8%
A123 Systems, Inc.	37,400	797,368
Altra Holdings, Inc. (a)	92,500	1,035,075
Dover Corp.	40,600	1,573,656
DXP Enterprises, Inc. (a)	132,735	1,479,995
Ener1, Inc. (a)	134,900	933,508
FLIR Systems, Inc. (a)	63,000	1,762,110
Kaman Corp.	52,100	1,145,158
Regal-Beloit Corp.	25,800	1,179,318

		9,906,188

Medical Products — 4.2%
Haemonetics Corp. (a)	29,400	1,649,928
Hospira, Inc. (a)	52,600	2,345,960

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2009 (unaudited)

Description	Shares	Value

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio (concluded)

Life Technologies Corp. (a)	30,400	$1,415,120

		5,411,008

Metal & Glass Containers — 1.0%
Ball Corp.	26,300	1,293,960

Metals & Mining — 2.1%
AK Steel Holding Corp.	49,300	972,689
Cliffs Natural Resources, Inc.	32,300	1,045,228
United States Steel Corp.	13,600	603,432

		2,621,349

Pharmaceutical & Biotechnology — 3.5%
Medicis Pharmaceutical Corp., Class A	65,900	1,406,965
United Therapeutics Corp. (a)	26,600	1,303,134
Warner Chilcott PLC, Class A (a)	78,400	1,695,008

		4,405,107

Real Estate — 4.0%
Digital Realty Trust, Inc. REIT	42,500	1,942,675
Simon Property Group, Inc. REIT	18,713	1,299,244
The Macerich Co. REIT	35,695	1,082,629
UDR, Inc. REIT	47,800	752,372

		5,076,920

Retail — 7.7%
American Eagle Outfitters, Inc.	106,700	1,798,962
Deckers Outdoor Corp. (a)	16,640	1,411,904
Family Dollar Stores, Inc.	69,800	1,842,720
Iconix Brand Group, Inc. (a)	94,900	1,183,403
Liz Claiborne, Inc.	189,800	935,714
The Children’s Place Retail Stores, Inc. (a)	38,700	1,159,452
The Gymboree Corp. (a)	30,600	1,480,428

		9,812,583

Semiconductors & Components — 1.2%
CPI International, Inc. (a)	72,345	809,541
Itron, Inc. (a)	10,750	689,505

		1,499,046

Technology — 1.7%
LogMeIn, Inc.	32,300	591,413
Solera Holdings, Inc.	52,600	1,636,386

		2,227,799

Technology Hardware — 5.7%
Ingram Micro, Inc., Class A (a)	129,000	2,173,650
Polycom, Inc. (a)	73,950	1,978,163
Seagate Technology	108,400	1,648,764
Synaptics, Inc. (a)	57,100	1,438,920

		7,239,497

Telecommunications — 0.8%
Starent Networks Corp. (a)	40,200	1,021,884

Transportation — 3.4%
Continental Airlines, Inc., Class B (a)	79,800	1,311,912
Genesee & Wyoming, Inc., Class A (a)	47,900	1,452,328
UTI Worldwide, Inc.	110,300	1,597,144

		4,361,384

Total Common Stocks
(Identified cost $104,928,181)		124,089,910

Short-Term Investment — 5.3%
State Street Institutional Treasury Money Market Fund (Identified cost $6,767,619)	6,767,619	6,767,619

Total Investments — 102.7%
(Identified cost $111,695,800) (b)		$130,857,529

Liabilities in Excess of Cash and Other Assets — (2.7)%		(3,421,853)

Net Assets — 100.0%		$127,435,676

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
 September 30, 2009 (unaudited)

Description	Shares	Value
Lazard Retirement International Equity Portfolio

Common Stocks — 98.0%

Australia — 1.1%
QBE Insurance Group, Ltd.	152,700	$3,241,169

Belgium — 1.9%
Anheuser-Busch InBev NV	121,500	5,548,152

Brazil — 3.3%
Banco do Brasil SA	278,000	4,900,621
Cia Brasileira de Meios de Pagamento SA	480,100	4,764,144
Total Brazil		9,664,765

Canada — 1.4%
Telus Corp.	124,900	4,029,371

China — 1.5%
Industrial and Commercial Bank of China, Ltd., Class H	5,971,800	4,492,306

Denmark — 1.0%
Novo Nordisk A/S, Class B	46,000	2,880,058

France — 10.1%
BNP Paribas SA	85,800	6,855,322
Compagnie de Saint-Gobain	67,200	3,486,048
Danone SA	50,508	3,043,648
Sanofi-Aventis	106,380	7,806,904
Total SA	141,472	8,406,165
Total France		29,598,087

Germany — 10.8%
Allianz SE	54,300	6,783,487
Daimler AG	117,000	5,890,543
Deutsche Bank AG	38,400	2,947,021
E.ON AG	95,100	4,032,987
Merck KGaA	23,830	2,369,525
SAP AG	53,900	2,624,944
Siemens AG	75,238	6,967,093
Total Germany		31,615,600

Greece — 0.1%
OPAP SA	13,887	358,065

Hong Kong — 1.1%
Esprit Holdings, Ltd.	495,000	3,321,269

Ireland — 1.5%
CRH PLC	155,731	4,309,664

Italy — 0.9%
Atlantia SpA	114,750	2,782,423

Japan — 16.5%
Canon, Inc.	194,900	7,881,546
Daito Trust Construction Co., Ltd.	98,100	4,283,986
Fanuc, Ltd.	30,600	2,744,165
Hoya Corp.	180,400	4,260,547
Inpex Corp.	325	2,773,353
Japan Tobacco, Inc.	1,366	4,686,994
KDDI Corp.	662	3,731,655
Keyence Corp.	14,000	2,991,366
Kurita Water Industries, Ltd.	65,700	2,356,754
Mitsubishi Corp.	128,500	2,599,632
Mitsubishi Estate Co., Ltd.	231,000	3,633,621
Secom Co., Ltd.	89,600	4,511,692
T&D Holdings, Inc.	31,400	850,020
Tokio Marine Holdings, Inc.	42,800	1,239,681
Total Japan		48,545,012

Mexico — 0.9%
Grupo Televisa SA Sponsored ADR	139,900	2,600,741

Netherlands — 1.6%
TNT NV	172,087	4,618,440

Norway — 0.5%
Aker Solutions ASA	121,900	1,372,829

Russia — 0.9%
OAO LUKOIL Sponsored ADR	47,900	2,596,180

Singapore — 1.8%
Singapore Telecommunications, Ltd.	2,359,200	5,443,084

Spain — 1.7%
Banco Santander SA	304,700	4,904,707

Sweden — 1.1%
Telefonaktiebolaget LM Ericsson, B Shares	321,560	3,228,815

Switzerland — 11.0%
Credit Suisse Group AG	133,300	7,396,266
Julius Baer Holding AG	41,400	2,067,403
Nestle SA	90,840	3,870,978
Novartis AG	84,400	4,222,851
Roche Holding AG	32,100	5,188,411
UBS AG (a)	162,300	2,970,984
Zurich Financial Services AG	26,990	6,419,989
Total Switzerland		32,136,882

Turkey — 1.4%
Turkcell Iletisim Hizmetleri AS ADR	239,736	4,284,082

United Kingdom — 25.9%
BAE Systems PLC	780,600	4,356,329
Barclays PLC (a)	847,000	5,008,446
BG Group PLC	234,600	4,075,449
BP PLC	692,218	6,117,668
British Airways PLC (a)	463,100	1,631,929
British American Tobacco PLC	93,670	2,938,588
BT Group PLC	1,676,900	3,483,922
Cairn Energy PLC (a)	46,900	2,088,948
HSBC Holdings PLC	664,791	7,607,046
Informa PLC	437,100	2,200,438
International Power PLC	581,100	2,683,901
Lloyds Banking Group PLC (a)	2,302,500	3,815,894
Prudential PLC	685,900	6,593,474
Qinetiq Group PLC	526,300	1,184,279
Standard Chartered PLC	179,500	4,423,507

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
 September 30, 2009 (unaudited)

Description	Shares	Value
Lazard Retirement International Equity Portfolio (concluded)

Tesco PLC	607,300	$3,878,347
Unilever PLC	208,000	5,910,347
Vodafone Group PLC	2,199,566	4,928,365
WPP PLC	344,400	2,955,666
Total United Kingdom		75,882,543

Total Common Stocks
(Identified cost $254,940,725)		287,454,244

Right — 0.1%

France — 0.1%
BNP Paribas SA, 10/13/09
(Identified cost $0) (a), (c)	85,800	185,822

Short-Term Investment — 3.9%
State Street Institutional Treasury Money Market Fund
(Identified cost $11,471,848)	11,471,848	11,471,848

Total Investments — 102.0%
(Identified cost $266,412,573) (b)		$299,111,914

Liabilities in Excess of Cash and Other Assets — (2.0)%		(5,997,096)

Net Assets — 100.0%		$293,114,818

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
 September 30, 2009 (unaudited)

Description	Shares	Value
Lazard Retirement Emerging Markets Equity Portfolio

Common Stocks — 91.6%

Brazil — 15.4%
Banco do Brasil SA	1,181,300	$20,824,113
Cia Brasileira de Meios de Pagamento SA	1,521,700	15,100,184
Companhia de Concessoes Rodoviarias	480,300	8,217,370
Companhia Energetica de Minas Gerais SA Sponsored ADR	147,600	2,243,520
Natura Cosmeticos SA	247,200	4,458,140
Redecard SA	875,157	13,461,294
Souza Cruz SA	263,311	9,246,205
Total Brazil		73,550,826

Canada — 0.8%
First Quantum Minerals, Ltd.	61,900	4,047,074

China — 1.0%
NetEase.com, Inc. Sponsored ADR (a)	102,900	4,700,472

Egypt — 4.1%
Commercial International Bank	462,262	4,870,470
Eastern Tobacco	114,148	2,755,154
Egyptian Company for Mobile Services	86,565	3,473,771
Orascom Construction Industries	197,552	8,365,979
Total Egypt		19,465,374

Hong Kong — 0.7%
Huabao International Holdings, Ltd.	167,453	179,552
Shougang Concord International Enterprises Co., Ltd.	17,062,000	2,950,056
Total Hong Kong		3,129,608

India — 3.8%
Infosys Technologies, Ltd. Sponsored ADR	101,700	4,931,433
Jindal Steel & Power, Ltd.	361,958	4,416,783
Punjab National Bank, Ltd.	531,265	8,809,137
Total India		18,157,353

Indonesia — 4.6%
PT Bank Mandiri Tbk	12,931,600	6,288,517
PT Tambang Batubara Bukit Asam Tbk	1,618,500	2,361,185
PT Telekomunikasi Indonesia Tbk Sponsored ADR	248,600	8,875,020
PT United Tractors Tbk	2,653,050	4,282,212
Total Indonesia		21,806,934

Israel — 2.8%
Cellcom Israel, Ltd.	51,700	1,573,231
Delek Automotive Systems, Ltd.	295,365	3,489,643
Israel Chemicals, Ltd.	744,173	8,515,560
Total Israel		13,578,434

Malaysia — 0.8%
British American Tobacco Malaysia Berhad	215,700	2,744,706
PLUS Expressways Berhad	987,600	950,219
Total Malaysia		3,694,925

Mexico — 7.3%
America Movil SAB de CV ADR, Series L	219,700	9,629,451
Desarrolladora Homex SA de CV ADR (a)	127,590	4,820,350
Fomento Economico Mexicano SAB de CV Sponsored ADR	156,990	5,973,470
Grupo Mexico SAB de CV, Series B	969,754	1,787,618
Grupo Televisa SA Sponsored ADR	527,900	9,813,661
Kimberly-Clark de Mexico SAB de CV, Series A	644,300	2,673,723
Total Mexico		34,698,273

Pakistan — 0.7%
Pakistan Petroleum, Ltd.	1,488,204	3,382,282

Philippines — 2.5%
Philippine Long Distance Telephone Co. Sponsored ADR	233,600	12,007,040

Russia — 7.9%
Mobile TeleSystems Sponsored ADR	309,700	14,949,219
OAO LUKOIL Sponsored ADR	255,550	13,850,810
Oriflame Cosmetics SA SDR	86,419	4,425,482
Uralkali Sponsored GDR (a)	242,323	4,577,481
Total Russia		37,802,992

South Africa — 15.6%
Kumba Iron Ore, Ltd.	248,400	8,200,639
Massmart Holdings, Ltd.	448,613	5,262,484
Murray & Roberts Holdings, Ltd.	1,197,983	9,464,895
Nedbank Group, Ltd.	698,281	11,108,171
Pretoria Portland Cement Co., Ltd.	1,262,493	5,697,353
Sanlam, Ltd.	4,386,867	11,977,455
Shoprite Holdings, Ltd.	24,904	205,544
Standard Bank Group, Ltd.	676,173	8,744,703
Tiger Brands, Ltd.	335,330	6,718,206
Truworths International, Ltd.	1,221,660	6,911,681
Total South Africa		74,291,131

South Korea — 9.9%
Amorepacific Corp.	3,782	2,709,110
Hite Brewery Co., Ltd.	28,595	4,077,199
KT&G Corp.	99,237	6,013,598
NHN Corp. (a)	69,160	10,183,968
S1 Corp.	17,859	785,144
Samsung Electronics Co., Ltd. GDR (d)	11,026	3,759,866
Shinhan Financial Group Co., Ltd. (a)	287,745	11,478,052

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
 September 30, 2009 (unaudited)

Description	Shares	Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)

Woongjin Coway Co., Ltd.	254,439	$8,173,576
Total South Korea		47,180,513

Taiwan — 5.0%
Advanced Semiconductor Engineering, Inc.	4,338,011	3,569,130
Hon Hai Precision Industry Co., Ltd.	1,810,892	7,266,550
HTC Corp.	509,700	5,596,743
Taiwan Semiconductor Manufacturing Co., Ltd.	3,754,641	7,533,108
Total Taiwan		23,965,531

Thailand — 1.6%
Banpu Public Co., Ltd.	284,600	3,645,879
Kasikornbank Public Co., Ltd.	1,446,100	3,808,943
Total Thailand		7,454,822

Turkey — 7.1%
Akbank TAS	1,424,222	8,253,578
Koc Holding AS (a)	1,272,639	3,344,536
Turkcell Iletisim Hizmetleri AS	1,153,886	8,242,043
Turkiye Is Bankasi AS, C Shares	3,626,816	14,174,887
Total Turkey		34,015,044

Total Common Stocks
(Identified cost $374,014,776)		436,928,628

Preferred Stocks — 3.3%

Brazil — 3.3%
AES Tiete SA	186,978	2,108,727
Eletropaulo Metropolitana SA, B Shares	149,100	3,050,844
Fertilizantes Fosfatados SA (a)	152,100	1,571,139
Suzano Papel e Celulose SA	165,056	1,742,237
Usinas Siderurgicas de Minas Gerais SA, A Shares	272,600	7,187,371
Vale SA, A Shares	1	20
Total Brazil		15,660,338

Total Preferred Stocks
(Identified cost $12,887,153)		15,660,338

Short-Term Investment — 6.0%
State Street Institutional Treasury Money Market Fund
(Identified cost $28,430,619)	28,430,619	28,430,619

Total Investments — 100.9%
(Identified cost $415,332,548) (b)		$481,019,585

Liabilities in Excess of Cash and
Other Assets — (0.9)%		(4,287,570)

Net Assets — 100.0%		$476,732,015

Lazard Retirement Series, Inc. Portfolios of Investments (continued) September 30, 2009 (unaudited)

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

Retirement U.S. Strategic Equity	$4,357,749	$620,572	$53,825	$566,747
Retirement U.S. Small-Mid Cap Equity	111,695,800	20,231,602	1,069,873	19,161,729
Retirement International Equity	266,412,573	38,727,368	6,028,027	32,699,341
Retirement Emerging Markets Equity	415,332,548	69,643,747	3,956,710	65,687,037

(c)	Date shown is expiration date.

(d)

Pursuant to Rule 144A under the Securities Act of 1933, this security may only be traded among “qualified institutional buyers.” At September 30, 2009, it amounted to 0.8% of net assets of Lazard Retirement Emerging Markets Equity Portfolio and is considered to be liquid.

Security Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

Lazard Retirement Series, Inc. Portfolios of Investments (continued) September 30, 2009 (unaudited)

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

Industry	Lazard Retirement International Equity Portfolio	Lazard Retirement Emerging Markets Equity Portfolio

Agriculture	-%	3.1%
Alcohol & Tobacco	4.5	5.2
Automotive	2.0	0.7
Banking	16.6	18.2
Building Materials	-	1.2
Commercial Services	3.4	0.9
Computer Software	0.9	3.1
Construction & Engineering	0.5	3.7
Consumer Products	-	4.2
Drugs	7.7	-
Electric	2.3	1.6
Energy Exploration & Production	1.7	0.7
Energy Integrated	7.2	4.2
Financial Services	4.6	10.9
Food & Beverages	4.4	2.7
Forest & Paper Products	-	0.9
Housing	4.1	1.0
Insurance	8.6	-
Leisure & Entertainment	1.8	2.1
Manufacturing	7.0	1.5
Metals & Mining	-	5.4
Real Estate	1.2	-
Retail	2.5	2.6
Semiconductors & Components	4.1	3.1
Technology	-	1.0
Technology Hardware	1.1	2.7
Telecommunications	8.8	12.3
Transportation	3.1	1.9

Subtotal	98.1	94.9
Short-Term Investments	3.9	6.0

Total Investments	102.0%	100.9%

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
 September 30, 2009 (unaudited)

Valuation of Investments:

Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”). The Valuation Committee of Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”) may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
 September 30, 2009 (unaudited)

Fair Value Measurements:

The Fund adopted provisions surrounding Fair Value Measurements and Disclosures, effective January 1, 2008. Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. Fair Value Measurements and Disclosures also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodolgy used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following tables summarize the valuation of the Portfolios’ investments by each fair value hierarchy level as of September 30, 2009:

Lazard Retirement Series, Inc.
Portfolios of Investments (concluded)
 September 30, 2009 (unaudited)

Description	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2009

U.S. Strategic Equity Portfolio

Common Stocks	$4,733,539	$-	$-	$4,733,539
Short-Term Investment	-	190,957	-	190,957
Total	$4,733,539	$190,957	$-	$4,924,496

U.S. Small-Mid Cap Equity Portfolio

Common Stocks	$124,089,910	$-	$-	$124,089,910
Short-Term Investment	-	6,767,619	-	6,767,619
Total	$124,089,910	$6,767,619	$-	$130,857,529

International Equity Portfolio

Common Stocks	$287,454,244	$-	$-	$287,454,244
Right	185,822	-	-	185,822
Short-Term Investment	-	11,471,848	-	11,471,848
Total	$287,640,066	$11,471,848	$-	$299,111,914

Emerging Markets Equity Portfolio

Common Stocks	$436,928,628	$-	$-	$436,928,628
Preferred Stocks	15,660,338	-	-	15,660,338
Short-Term Investment	-	28,430,619	-	28,430,619
Total	$452,588,966	$28,430,619	$-	$481,019,585

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 27, 2009

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	November 27, 2009